Series B Warrant (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Series B Warrant
Number of Series B preferred shares holder of warrant may purchase			50,750		50,750
Series B Warrant term			10 years		10 years
Series B Warrant exercise price (in dollars per share)			$ 1.18		$ 1.18
Series B warrant outstanding			$ 183	$ 105
Series B Warrant other expense recorded	$ 834	$ 26	$ 78	$ 79